ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Property, plant and equipment	1.5	2.9
Other assets	0	2.8
Liabilities associated with assets held for sale	1.5	5.7	15.2	14.8